Allowance for Loan Losses - Schedule of Loan Modifications (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020 Contract	Dec. 31, 2021 USD ($) Contract	Dec. 31, 2019 Contract	Dec. 31, 2020 USD ($)
Financing Receivable Modifications [Line Items]
Number of loans modified			1
Loans modified as troubled debt restructuring | $		$ 0		$ 0
Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified		7
Loans modified as troubled debt restructuring | $		$ 5,142
Percent of Loans Outstanding		0.26%
Commercial and Agriculture [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified	813
Loans modified as troubled debt restructuring | $				$ 431,300
Commercial and Agriculture [Member] | Second Modifications [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified		7
Loans modified as troubled debt restructuring | $		$ 5,142
Commercial and Agriculture [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified		2
Loans modified as troubled debt restructuring | $		$ 498
Percent of Loans Outstanding		0.03%
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified			1
Commercial Real Estate Non Owner Occupied [Member] | Second Modifications [Member] | CARES Act [Member]
Financing Receivable Modifications [Line Items]
Number of loans modified		5
Loans modified as troubled debt restructuring | $		$ 4,644
Percent of Loans Outstanding		0.24%